10-Q License Agreements	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
License Agreements	License Agreements
In April 2022, the Company entered into a license and collaboration agreement providing an exclusive license (License) to certain of the Company’s intellectual property (IP) for use in the treatment of presbyopia in humans in mainland China, Hong Kong Special Administrative Region, Macau Special Administrative Region, and Taiwan (collectively, “Greater China”). The Company also agreed to negotiate a separate agreement for the purchase of clinical and commercial supply of IP for clinical and commercial requirements at cost plus a negotiated percentage and granted a right of first negotiation to obtain a regional license on other products the Company might develop outside the field of presbyopia for commercialization in Greater China.
The Company received nonrefundable, non-creditable upfront payments totaling $15.0 million as initial consideration under the License, which represents the transaction price at inception. In addition, the Company is also eligible to receive up to $95.0 million of regulatory and sales milestones, as well as tiered low double-digit royalties on net sales of IP in Greater China. Additional consideration to be paid to the Company upon reaching regulatory and sales milestones is excluded from the transaction price. Future milestone payments are fully contingent as the risk of significant revenue reversal will only be resolved depending on future regulatory approval and sales level outcomes. The sales-based royalty fee qualifies for the royalty constraint exception and does not require an estimate of the future transaction price. The sales-based royalty fee is considered variable consideration and will be recognized as revenue as such sales occur, if any.
The Company assessed the promises made under the License and concluded the License comprises a single performance obligation providing the right to use functional intellectual property. The $15.0 million transaction price allocated to that single performance obligation was recognized on completion of the transfer of the License in the year ended December 31, 2022. No additional amounts under the License were paid during the years ended December 31, 2022 and 2023 or were due to the Company at December 31, 2022 and 2023.
Contemporaneously with entering into the License agreement, a significant investor in the licensee purchased 2,950,548 shares of the Company’s Series A-1 Preferred Stock for $10.0 million.
License Agreements
In April 2022, the Company entered into a license and collaboration agreement providing an exclusive license (the "Ji Xing License") to certain of the Company’s intellectual property ("IP") for use in the treatment of presbyopia in humans in mainland China, Hong Kong Special Administrative Region, Macau Special Administrative Region, and Taiwan (collectively, “Greater China”). The Company also agreed to negotiate a separate agreement for the purchase of clinical and commercial supply of IP for clinical and commercial requirements at cost plus a negotiated percentage and granted a right of first negotiation to obtain a regional license on other products the Company might develop outside the field of presbyopia for commercialization in Greater China.
The Company received nonrefundable, non-creditable upfront payments totaling $15.0 million as initial consideration under the Ji Xing License, which represents the transaction price at inception. In addition, the Company is also eligible to receive up to $95.0 million of regulatory and sales milestones, as well as tiered mid single-digit to low double-digit royalties on net sales of IP in Greater China. Additional consideration to be paid to the Company upon reaching regulatory and sales milestones is excluded from the transaction price. Future milestone payments are fully contingent as the risk of significant revenue reversal will only be resolved depending on future regulatory approval and sales level outcomes. The sales-based royalty fee qualifies for the royalty constraint exception and does not require an estimate of the future transaction price. The sales-based royalty fee is considered variable consideration and will be recognized as revenue as such sales occur, if any.
The Company assessed the promises made under the Ji Xing License and concluded the Ji Xing License comprises a single performance obligation providing the right to use functional intellectual property. The $15.0 million transaction price allocated to that single performance obligation was recognized on completion of the transfer of the Ji Xing License during the year ended December 31, 2022. No contractual milestones were met under the Ji Xing License during the six months ended June 30, 2024 or 2023.